Stockholder's Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
5. Stockholder's Deficit

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares of which Five Million (5,000,000) shares shall be Preferred Stock, par value $0.000001 per share, and Ninety Five Million (95,000,000) shares shall be Common Stock, par value $0.000001 per share.

Common Stock

Upon formation, the Company issued an aggregate of 5,000,000 shares of the newly formed corporation’s common stock to the President of the Predecessor for all of the outstanding shares. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $0.000001 par value and paid in capital was recorded as a negative amount ($5). In other words, no net value was assigned to these shares.

For the period from May 21, 2013 through June 30, 2013, the Company sold 700,000 shares of its common stock at $0.05 per share to thirty two (32) individuals for a total consideration of $35,000.

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares of which Five Million (5,000,000) shares shall be Preferred Stock, par value $0.000001 per share, and Ninety Five Million (95,000,000) shares shall be Common Stock, par value $0.000001 per share.

Common Stock

Upon formation, the Company issued an aggregate of 5,000,000 shares of the newly formed corporation’s common stock to the President of the Predecessor for all of the outstanding shares. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $0.000001 par value and paid in capital was recorded as a negative amount ($5). In other words, no net value was assigned to these shares.

For the period from May 21, 2013 through June 30, 2013, the Company sold 700,000 shares of its common stock at $0.05 per share to thirty two (32) individuals for a total consideration of $35,000.

Capital Contribution

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the Sole-Proprietorship’s deficit accumulated during the development stage of ($37,913) and other comprehensive income of $1,141 at January 12, 2012 to additional paid-in capital.